Income Taxes - Summary of Amount of Unrecognized Deferred Income Tax Assets (Details) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ 18,056	₱ 18,823
Consolidated unrecognized deferred income tax assets	5,495	5,829
Unused net operating loss carry over [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	7,151	7,844
Accumulated provision for doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	3,122	3,836
Asset retirement obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	621	656
Provision for other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	3,801	4,926
Pension and Other Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,758	93
Fixed asset impairment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	74	818
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,320	65
Accumulated Writedown Of Inventories To Net Realizable Values
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	304	234
Minimum corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	111	260
Unrealized foreign exchange gains (losses) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	105	87
Derivative financial instruments and others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	149	₱ 4
Investment Properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	₱ (460)